Borrowings (Contractual Maturities of Other Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings [Abstract]
2018	$ 874
2019	15,451
2020	8,144
2022	11,476
Long-term Federal Home Loan Bank Advances, Total	$ 35,945	$ 32,001